EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNCIPALS FUND
             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
                  Supplement to Prospectus dated August 1, 2003

EATON VANCE ARIZONA MUNICIPALS FUND             EATON VANCE MICHIGAN MUNICIPALS FUND
EATON VANCE COLORADO MUNICIPALS FUND            EATON VANCE MINNESOTA MUNICIPALS FUND
EATON VANCE CONNECTICUT MUNICIPALS FUND         EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
    Supplement to Prospectus dated December 1, 2003, as revised March 1, 2004

EATON VANCE ALABAMA MUNICIPALS FUND             EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND            EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND             EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND            EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE LOUISIANA MUNICIPALS FUND           EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND            EATON VANCE VIRGINIA MUNICIPALS FUND
  Supplement to Prospectus dated Janaury 1, 2004, as revised February 23, 2004

EATON VANCE CALIFORNIA MUNICIPALS FUND          EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE FLORIDA MUNICIPALS FUND             EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND       EATON VANCE RHODE ISLAND MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND         EATON VANCE WEST VIRGINIA MUNICIPALS FUND
    Supplement to Prospectus dated February 1, 2004, as revised March 1, 2004

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                       EATON VANCE HAWAII MUNICIPALS FUND
                       EATON VANCE KANSAS MUNICIPALS FUND
                   Supplement to Prospectus dated June 1, 2003

The shareholders of the above Funds have approved a change in the Fund's diversification status. Effective immediately, each Fund will operate as a non-diversified investment company. Each corresponding Portfolio has also changed its diversification status and is operating as a non-diversified investment company.

The following is added to "Principal Risk Factors" under "Fund Summary":

As a non-diversified fund, a Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than may a diversified fund. This makes a Fund more susceptible to adverse economic, business or other developments affecting such issuers. A Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer, other than U.S. Government securities.




April 12, 2004                                                         COMBSTPS1